Property, plant and equipment - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment
Increase in property, plant and equipment	€ 156,363	€ 165,604
Just-Evotec Biologics EU SAS, Toulouse, France
Property, plant and equipment
Increase in property, plant and equipment	€ 107,299